Long-term debt - Maturity profile (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Maturity profile
Long-term debt	R 92,374	R 102,645	R 117,031
Within one year
Maturity profile
Long-term debt	24,500	14,091
One to five years
Maturity profile
Long-term debt	54,446	72,309
More than five years
Maturity profile
Long-term debt	R 13,428	R 16,245